Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Cash flows from operating activities
Net income	$ 375,833	$ 325,218	$ 235,363
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	139,807	100,646	117,036
Amortization of intangible assets	5,745	6,093	5,583
Amortization of land use rights	336	81	84
Loss on disposal of property and equipment	2,370		2,167
Loss on deconsolidation of subsidiaries	1,048
Goodwill impairment	60,299
Impairment loss from long-term investments	5,215	30,007	8,056
Realized gain from long-term investments	(422)	(185)
Loss/(gain) from fair value change of investments	10,078	(19,025)	860
Share-based compensation expenses	59,933	122,458	89,788
Allowance for doubtful accounts	641	(612)	747
Loss from equity method investments	14,257	58,933	7,102
Deferred income taxes	(29,317)	(21,231)	(31,528)
Amortization of discounts and issuance costs of the unsecured senior notes			221
Gain from extinguishment of debt			(2,347)
Return on investment from an equity method investee	59	1,386
Changes in operating assets and liabilities
Accounts receivable	(16,953)	3,339	(3,870)
Inventory	12,427	(41,214)	(21,899)
Prepaid expenses and other current assets	32,215	(108,630)	(17,744)
Amounts due from related parties	(896)	(48)	14,243
Long-term deposits	(10,404)	(12,191)	5,006
Right-of-use assets	(138,009)	(223,101)	60,474
Accounts payable	(23,001)	37,793	44,048
Accrued expenses and other current liabilities	57,452	160,036	83,394
Income taxes payable	34,700	21,723	41,653
Amounts due to related parties	(149)	211	138
Deferred revenue	163,824	468,197	469,339
Operating lease liabilities	139,504	212,759	(136,906)
Net cash provided by operating activities	896,592	1,122,643	971,008
Cash flows from investing activities
Purchase of term deposits	(1,482,948)	(981,153)	(1,236,849)
Proceeds from maturity of term deposits	1,529,093	801,626	1,031,420
Payments for short-term investments	(2,780,709)	(2,626,749)	(2,074,896)
Proceeds from maturity of short-term investments	2,979,482	2,013,408	2,397,622
Purchase of property and equipment	(241,938)	(249,393)	(143,045)
Proceeds from disposal of property and equipment	261	423	1,323
Payments for long-term investments	(64,314)	(77,892)	(13,597)
Proceeds from disposal of long-term investments	1,817	1,191
Business acquisitions, net of cash acquired of US$5,065, nil and nil for the years ended May 31, 2023, 2024 and 2025, respectively (Note 3)			886
Payment for land use rights	(17,273)	(33,995)
Proceeds from disposal of land use rights			2,112
Loans provided to related parties	(6,371)	(1,388)	(2,387)
Return of investments from equity method investees	4,622
Deconsolidation of subsidiaries	(15,150)
Net cash used in investing activities	(93,428)	(1,153,922)	(37,411)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share options	12,950	3,931	12,878
Cash paid for shares repurchase	(445,495)	(62,943)	(191,628)
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(29,333)	(16,721)	(2,174)
Payments made after business acquisitions	(9,350)	0	(17,179)
Cash paid for dividend	(98,197)
Repurchase of unsecured senior notes		(240)	(48,764)
Purchase of non-controlling interests	(15,546)	(84,465)
Net cash used in financing activities	(584,971)	(160,438)	(246,867)
Effects of exchange rate changes	9,836	(24,606)	(75,830)
Net change in cash, cash equivalents and restricted cash	228,029	(216,323)	610,900
Cash, cash equivalents and restricted cash at beginning of year	1,589,104	1,805,427	1,194,527
Cash, cash equivalents and restricted cash at end of year	1,817,133	1,589,104	1,805,427
Supplement disclosure of cash flow information:
Income taxes paid	147,552	109,154	55,195
Interests paid	311	355	798
Non-cash investing and financing activities
Payable for investments and acquisitions	567	9,885	9,531
Payable for purchase of property and equipment	$ 52,004	$ 36,136	$ 27,093